Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Financial Liabilities Portfolio (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 653	£ 981
Exchange and other adjustments	(8)	17
Losses (gains) recognised in the income statement within other income	(56)	13
Additions	31	41
Redemptions	(37)	(15)
Transfers into the level 3 portfolio	2	0
Transfers out of the level 3 portfolio	(1)	(181)
Balance at end of period	584	856
Financial liabilities at fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	45	37
Exchange and other adjustments	0	0
Losses (gains) recognised in the income statement within other income	1	8
Additions	0	4
Redemptions	(1)	(2)
Transfers into the level 3 portfolio	2	0
Transfers out of the level 3 portfolio	(1)	(3)
Balance at end of period	46	44
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	1	7
Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	608	944
Exchange and other adjustments	(8)	17
Losses (gains) recognised in the income statement within other income	(57)	5
Additions	31	37
Redemptions	(36)	(13)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	(178)
Balance at end of period	538	812
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	(58)	33
Financial liabilities carried at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held	£ (57)	£ 40